Lease agreements - Right-of-use assets - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 7,702	€ 7,009	€ 6,700	€ 6,790
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,711
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(3,685)
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(324)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4,930	4,865	4,959
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7,743
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(2,489)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(324)
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,516	1,931	1,524
Network infrastructure [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3,442
Network infrastructure [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(926)
Network infrastructure [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	55	30	29
Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	166
Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(111)
Technology Equipment [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	201	€ 184	€ 188
Other right-of-use assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	360
Other right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(159)
Other right-of-use assets [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 0